Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes
For the years ended December 31, 2019, 2018 and 2017, loss before income taxes are as follows:

	Years ended December 31,
	2019	2018	2017
	(In thousands)
U.S. operations	$(211,405)	$(137,952)	$(138,368)
Foreign operations	532	(40)	336
Loss before income taxes	$(210,873)	$(137,992)	$(138,032)

Schedule of Income Tax Expense
Income tax expense attributable to loss from continuing operations consists of:

	Current	Deferred	Total
	(In thousands)
Year ended December 31, 2019
U.S. operations	$—	$—	$—
State and local	27	—	27
Foreign jurisdiction	50	(15)	35
	$77	$(15)	$62

Year ended December 31, 2018
U.S. operations	$—	$—	$—
State and local	2	—	2
Foreign jurisdiction	142	3	145
	$144	$3	$147

Year ended December 31, 2017
U.S. operations	$—	$—	$—
State and local	7	—	7
Foreign jurisdiction	130	18	148
	$137	$18	$155

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant items comprising the Company’s deferred taxes are as follows:

	2019	2018
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$10,981	$177,297
Start-up costs	—	97,195
Research and development	2,955	43,367
Accrued liabilities	3,402	872
Deferred rent	1,843	1,555
Deferred revenue	8	618
Plant and equipment, principally due to differences in depreciation and capitalized interest	1,254	—
Goodwill	230,543	—
Total gross deferred tax assets	250,986	320,904
Less valuation allowance	(250,818)	(317,444)
Net deferred tax assets	$168	$3,460
Deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation and capitalized interest	$—	$(3,313)
Total gross deferred tax liabilities	—	(3,313)
Net deferred tax assets	$168	$147

Summary of Tax Credit Carryforwards
NOLs and tax credit gross carryforwards as of December 31, 2019 are as follows:

	Amount	Expiration Years
	(In thousand)
NOLs, Federal	$45,375	See notes below
NOLs, State	$20,809	See notes below
Tax credits, Federal	$1,755	See notes below
Tax credits, State	$1,200	See notes below

Summary of Net Operating Loss Carryforwards
NOLs and tax credit gross carryforwards as of December 31, 2019 are as follows:

	Amount	Expiration Years
	(In thousand)
NOLs, Federal	$45,375	See notes below
NOLs, State	$20,809	See notes below
Tax credits, Federal	$1,755	See notes below
Tax credits, State	$1,200	See notes below

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate of the Company’s (provision) benefit for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2019		2018		2017
	(In thousands, except percentage)
Statutory rate	$(44,401)	21.0%	$(28,978)	21.0%	$(48,311)	35.0%
Rate change	0	—%	0	—%	108,906	(78.9)%
State income tax	(5,867)	2.8%	(9,497)	6.9%	(7,922)	5.7%
Research & Development	(8,593)	4.1%	(3,806)	2.8%	(2,367)	1.7%
Change in valuation allowance	64,515	(30.5)%	43,476	(31.5)%	(51,864)	37.6%
Reduction of allocated R&D from GV	(8,376)	4.0%	—	—%	—	—%
Other, net	2,784	(1.4)%	(1,048)	0.8%	1,713	(1.1)%
Total	$62	—%	$147	—%	$155	—%

Schedule of Uncertain Tax Positions	A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

	Years ending December 31,
	2019	2018
	(In thousands)
Balance at the beginning of the year	$18,040	$16,984
Additions based on tax positions related to current year	3,324	1,067
Additions based on tax positions related to prior years	—	—
Deductions based on tax positions related to prior years	(9)	(11)
Reductions of allocated tax attributes from GV	(20,450)	—
Balance at the end of year	$905	$18,040